Mar. 01, 2019
Old Westbury Strategic Opportunities Fund
Old Westbury Strategic Opportunities Fund

OLD WESTBURY FUNDS, INC.

Old Westbury Strategic Opportunities Fund

(the “Fund”)

Supplement dated April 30, 2019 to the
Prospectus dated March 1, 2019

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated March 1, 2019.

Accordingly, effective on May 1, 2019:

•	The “Quantitative Investment Strategy Risk” under the section entitled “Old Westbury Strategic Opportunities Fund – Principal Risks” beginning on page 20 is hereby deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE